UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            August 14, 2012

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $2,046,320 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      205     5750 SH       SOLE                     5450               300
Acme Packet, Inc.              COM              004764106    28743  1541160 SH       SOLE                   697710            843450
Active Network, Inc.           COM              00506D100     1139    74000 SH       SOLE                    74000
Alliance Data Systems Corporat COM              018581108    26298   194800 SH       SOLE                    82700            112100
Amazon.com, Inc.               COM              023135106    97269   425965 SH       SOLE                   193910            232055
Apple Inc.                     COM              037833100    89430   153133 SH       SOLE                    69798             83335
BJ's Restaurants, Inc.         COM              09180C106      437    11500 SH       SOLE                     4900              6600
Berry Petroleum Company        COM              085789105    46236  1165804 SH       SOLE                   507975            657829
BlackRock, Inc.                COM              09247X101    16965    99900 SH       SOLE                    26350             73550
Blue Nile, Inc.                COM              09578R103     8138   273900 SH       SOLE                    79000            194900
BroadSoft, Inc.                COM              11133B409     1670    57700 SH       SOLE                    51500              6200
Catamaran Corporation          COM              148887102    77028   776410 SH       SOLE                   349010            427400
Celgene Corporation            COM              151020104    33029   514784 SH       SOLE                   218362            296422
Chart Industries, Inc.         COM              16115Q308      461     6700 SH       SOLE                     2900              3800
Chipotle Mexican Grill, Inc.   COM              169656105    43181   113650 SH       SOLE                    50600             63050
Cognizant Technology Solutions COM              192446102    96560  1609340 SH       SOLE                   733090            876250
Deckers Outdoor Corporation    COM              243537107    26041   591700 SH       SOLE                   254500            337200
EMC Corporation                COM              268648102    55096  2149650 SH       SOLE                   977950           1171700
Energy XXI (Bermuda) Limited   COM              G10082140    36380  1162670 SH       SOLE                   547520            615150
F5 Networks, Inc.              COM              315616102    83372   837406 SH       SOLE                   371151            466255
FMC Technologies, Inc.         COM              30249U101    14915   380200 SH       SOLE                   137600            242600
Facebook, Inc.                 COM              30303M102    23038   740900 SH       SOLE                   343550            397350
Financial Engines, Inc.        COM              317485100    29254  1363840 SH       SOLE                   606440            757400
Fortinet, Inc.                 COM              34959E109      218     9375 SH       SOLE                     4675              4700
Fusion-io, Inc.                COM              36112J107     1907    91300 SH       SOLE                    78600             12700
Google Inc.                    COM              38259P508    76860   132501 SH       SOLE                    59461             73040
HMS Holdings Corp.             COM              40425J101    52687  1581705 SH       SOLE                   699655            882050
Haynes International, Inc.     COM              420877201      428     8400 SH       SOLE                     3600              4800
HomeAway, Inc.                 COM              43739Q100     2219   102050 SH       SOLE                    94950              7100
IPC The Hospitalist Company, I COM              44984A105    17111   377550 SH       SOLE                   163850            213700
Intuitive Surgical, Inc.       COM              46120E602    44872    81028 SH       SOLE                    36283             44745
Johnson & Johnson              COM              478160104      223     3300 SH       SOLE                     3200               100
Joy Global Inc.                COM              481165108    23464   413600 SH       SOLE                   166400            247200
LinkedIn Corporation           COM              53578A108    50612   476255 SH       SOLE                   243585            232670
MAKO Surgical Corp.            COM              560879108    35857  1400130 SH       SOLE                   630105            770025
McMoRan Exploration Co.        COM              582411104     1035    81700 SH       SOLE                    49500             32200
MercadoLibre, Inc.             COM              58733R102    70320   927700 SH       SOLE                   442675            485025
Michael Kors Holdings Limited  COM              G60754101    21891   523200 SH       SOLE                   222000            301200
Mitek Systems, Inc.            COM              606710200     6280  1614500 SH       SOLE                   893900            720600
Nektar Therapeutics            COM              640268108      107    13200 SH       SOLE                     5700              7500
Netflix, Inc.                  COM              64110L106    29579   431900 SH       SOLE                   209050            222850
Nordstrom, Inc.                COM              655664100    38301   770798 SH       SOLE                   337098            433700
OpenTable, Inc.                COM              68372A104    46969  1043530 SH       SOLE                   481930            561600
Paychex, Inc.                  COM              704326107      419    13350 SH       SOLE                    11350              2000
Pioneer Natural Resources Comp COM              723787107    32920   373200 SH       SOLE                   159200            214000
Polypore International, Inc.   COM              73179V103    28685   710200 SH       SOLE                   301300            408900
Portfolio Recovery Associates, COM              73640Q105    50039   548310 SH       SOLE                   246185            302125
Precision Castparts Corp.      COM              740189105    72050   438020 SH       SOLE                   190795            247225
QUALCOMM Incorporated          COM              747525103    65609  1178320 SH       SOLE                   541370            636950
SPDR Trust Series 1            COM              78462F103      272     2002 SH       SOLE                     2002
Salix Pharmaceuticals, Ltd.    COM              795435106    40488   743725 SH       SOLE                   337550            406175
SandRidge Energy, Inc.         COM              80007P307    24323  3635720 SH       SOLE                  1652620           1983100
Skyworks Solutions, Inc.       COM              83088M102    41535  1520300 SH       SOLE                   702900            817400
Splunk Inc.                    COM              848637104      790    28100 SH       SOLE                    26300              1800
Tesla Motors, Inc.             COM              88160R101    39467  1261320 SH       SOLE                   615220            646100
U.S. Silica Holdings, Inc.     COM              90346E103      166    14700 SH       SOLE                     6300              8400
Ubiquiti Networks, Inc.        COM              90347A100      975    68400 SH       SOLE                    58600              9800
Vera Bradley, Inc.             COM              92335C106    18252   865840 SH       SOLE                   368840            497000
VeriFone Systems, Inc.         COM              92342Y109    55539  1678425 SH       SOLE                   759975            918450
Verizon Communications Inc.    COM              92343V104      510    11478 SH       SOLE                    11078               400
Vertex Pharmaceuticals Incorpo COM              92532F100    17058   305050 SH       SOLE                   130500            174550
Zillow, Inc.                   COM              98954A107    31924   826400 SH       SOLE                   419500            406900
lululemon athletica inc.       COM              550021109    54456   913225 SH       SOLE                   397275            515950
priceline.com Incorporated     COM              741503403    92667   139450 SH       SOLE                    64330             75120
tw telecom inc.                COM              87311L104    22355   871200 SH       SOLE                   350800            520400